DERIVATIVES - Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Derivative, Notional Amount	$ 19,339,867	$ 19,828,103
Average Maturity (years)	1 year 8 months 12 days
Fair Value	$ (7,147)
Asset conversion swaps | Derivative Financial Instruments Receive Fixed Pay Variable
Derivative [Line Items]
Derivative, Notional Amount	$ 2,172,714
Average Maturity (years)	4 years 8 months 12 days
Fair Value	$ (91,111)
Asset conversion swaps | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Derivative, Notional Amount	$ 2,172,714
Average Maturity (years)	4 years 8 months 12 days
Fair Value	$ 90,860
Foreign Exchange | Derivative Financial Instruments Receive Fixed Pay Variable
Derivative [Line Items]
Derivative, Notional Amount	$ 7,021,569
Average Maturity (years)	7 months 6 days
Fair Value	$ 23,906
Foreign Exchange | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Derivative, Notional Amount	$ 6,972,870
Average Maturity (years)	7 months 6 days
Fair Value	$ (23,906)
Derivative [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 18,339,867
Average Maturity (years)	1 year 7 months 6 days
Fair Value	$ (251)
Interest Rate Floor | Fixed Income Interest Rate
Derivative [Line Items]
Derivative, Notional Amount	$ 1,000,000
Average Maturity (years)	3 years 6 months
Fair Value	$ (6,896)